LOANS PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total loans payable		$ 526,150	$ 422,150
Less: Unamortized debt discount	$ 0	0	(23,904)	$ 0
Loan payable		526,150	398,246	28,000
Less: Current portion	535,500	526,150	398,246	28,000
Long-term portion		0	0
Long-term portion	0	0	0	0
Loan payable	526,150	535,500
Less: Current portion	526,150	535,500
February 09, 2024 [Member]
Total loans payable	1,000	1,000	0
Principal amount	$ 1,000	$ 1,000
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand
July 17, 2024 [Member]
Total loans payable	$ 33,350	$ 37,000	0
Principal amount	$ 37,000	$ 37,000
Maturity date	Jan. 15, 2025	Jan. 15, 2025
Interest rate	5.00%	5.00%
August 14, 2024 [Member]
Total loans payable		$ 64,000	0
Principal amount		$ 64,000
Maturity date		Jan. 15, 2025
Interest rate		5.00%
December 30, 2024 [Member]
Total loans payable		$ 1,000	0
Principal amount		$ 1,000
Interest rate		0.00%
Maturity date		Due on demand
January 19, 2022 [Member]
Total loans payable	$ 526,150	$ 535,500	12,500	28,000
Principal amount	$ 12,500	$ 12,500	$ 12,500
Maturity date	Jan. 19, 2023	Jan. 19, 2023	Jan. 19, 2023
Interest rate	7.00%	7.00%	7.00%
March 07, 2022 [Member]
Total loans payable	$ 3,000	$ 3,000	$ 3,000	3,000
Principal amount	$ 3,000	$ 3,000	$ 3,000
Maturity date	Mar. 07, 2023	Mar. 07, 2023	Mar. 07, 2023
Interest rate	7.00%	7.00%	7.00%
October 13, 2022 [Member]
Total loans payable	$ 12,500	$ 12,500	$ 12,500	12,500
Principal amount	$ 25,000	$ 25,000	$ 25,000
Maturity date	Oct. 13, 2023	Oct. 13, 2023	Oct. 13, 2023
Interest rate	7.00%	7.00%	7.00%
January 31, 2023 [Member]
Total loans payable	$ 100,000	$ 100,000	$ 100,000	0
Principal amount	$ 100,000	$ 100,000	$ 100,000
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand	Due on demand
February 09, 2023 [Member]
Total loans payable	$ 10,000	$ 10,000	$ 10,000	0
Principal amount	$ 10,000	$ 10,000	$ 10,000
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand	Due on demand
March 01, 2023 [Member]
Total loans payable	$ 50,000	$ 50,000	$ 50,000	0
Principal amount	$ 50,000	$ 50,000	$ 50,000
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand	Due on demand
April 05, 2023 [Member]
Total loans payable	$ 25,000	$ 25,000	$ 25,000	0
Principal amount	$ 25,000	$ 25,000	$ 25,000
Maturity date	Aug. 03, 2023	Aug. 03, 2023	Aug. 03, 2023
Interest rate	15.00%	15.00%	15.00%
May 19, 2023 [Member]
Total loans payable	$ 4,000	$ 4,000	$ 4,000	0
Principal amount	$ 4,000	$ 4,000	$ 4,000
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand	Due on demand
June 20, 2023 [Member]
Total loans payable	$ 40,000	$ 40,000	$ 40,000	0
Principal amount	$ 40,000	$ 40,000	$ 40,000
Maturity date	Sep. 18, 2023	Sep. 18, 2023	Sep. 18, 2023
Interest rate	12.00%	12.00%	12.00%
July 12, 2023 [Member]
Total loans payable	$ 4,150	$ 4,150	$ 4,150
Principal amount	$ 4,150	$ 4,150	$ 4,150
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand	Due on demand
July 17, 2023 [Member]
Total loans payable	$ 50,000	$ 50,000	$ 50,000	0
Principal amount	$ 50,000	$ 50,000	$ 50,000
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand	Due on demand
October 06, 2023 [Member]
Total loans payable	$ 10,000	$ 10,000	$ 10,000	0
Principal amount	$ 10,000	$ 10,000	$ 10,000
Maturity date	Oct. 06, 2024	Oct. 06, 2024	Oct. 06, 2024
Interest rate	7.00%	7.00%	7.00%
December 06, 2023 [Member]
Total loans payable	$ 1,000	$ 2,000	$ 1,000	0
Principal amount	$ 1,000	$ 1,000	$ 1,000
Interest rate	0.00%	0.00%
Maturity date	Due on demand	Due on demand	Due on demand
December 26, 2023 [Member]
Total loans payable	$ 100,000	$ 100,000	$ 100,000	$ 0
Principal amount	$ 100,000	$ 100,000	$ 100,000
Maturity date	Apr. 18, 2024	Apr. 18, 2024	Apr. 18, 2024
Interest rate	0.00%	0.00%	0.00%
Augest 14, 2024 [Member]
Total loans payable	$ 64,000	$ 64,000
Principal amount	$ 64,000
Maturity date	Jan. 15, 2025
Interest rate	5.00%
December 30, 2024 [Member]
Total loans payable	$ 0	1,000
Principal amount	$ 1,000
Interest rate	0.00%
Maturity date	Due on demand
July 1, 2025 [Member]
Total loans payable	$ 10,000	0
Principal amount	$ 10,000
Maturity date	Jul. 01, 2026
Interest rate	15.00%
July 24, 2025 [Member]
Total loans payable	$ 4,000	$ 0
Principal amount	$ 4,000
Interest rate	0.00%
Maturity date	Due on demand